Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Investments
Schedule of cash and investments

Presented in the table below are holding company cash and investments and portfolio investments, net of derivative obligations, all of which are classified at FVTPL except for investments in associates and other invested assets.

	December 31,	December 31,
	2022	2021
Holding company
Cash and cash equivalents	552.1	465.9
Short term investments	126.6	216.9
Bonds	243.2	242.6
Preferred stocks	11.1	14.0
Common stocks(1)	75.4	137.5
Derivatives (note 7)	232.8	290.5
	1,241.2	1,367.4
Assets pledged for derivative obligations:
Cash equivalents	40.6	46.8
Short term investments	64.0	64.1
	104.6	110.9

Holding company cash and investments as presented on the consolidated balance sheet	1,345.8	1,478.3
Derivative obligations (note 7)	(19.4)	(32.1)
	1,326.4	1,446.2
Portfolio investments
Cash and cash equivalents(2)	6,203.3	12,283.2
Short term investments	3,164.9	9,516.3
Bonds	28,578.5	14,091.2
Preferred stocks	2,338.0	2,405.9
Common stocks(1)	5,124.3	5,468.9
Investments in associates (note 6)	6,091.3	4,755.1
Derivatives (note 7)	235.0	291.3
Other invested assets(3)	593.5	699.9
	52,328.8	49,511.8
Assets pledged for derivative obligations:
Cash equivalents	—	74.0
Short term investments	—	45.6
Bonds	51.3	—
	51.3	119.6
Fairfax India cash, portfolio investments and associates:
Cash and cash equivalents(2)	184.8	76.5
Short term investments	49.7	6.2
Bonds	128.2	199.8
Common stocks	237.5	434.6
Investments in associates (note 6)	1,342.6	1,348.9
	1,942.8	2,066.0

Portfolio investments as presented on the consolidated balance sheet	54,322.9	51,697.4
Derivative obligations (note 7)	(171.6)	(120.8)
	54,151.3	51,576.6

Total cash and investments, net of derivative obligations	55,477.7	53,022.8
(1)	Includes aggregate investments in limited partnerships with a carrying value at December 31, 2022 of $1,982.5 (December 31, 2021 – $1,971.0).
(2)	Includes aggregate restricted cash and cash equivalents at December 31, 2022 of $861.2 (December 31, 2021 – $1,261.0). See note 27.
(3)	Comprised primarily of investment property.

Schedule of pledged assets, by nature of pledge requirement

The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd’s (note 20), for derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31,	December 31,
	2022	2021
Regulatory deposits	5,724.2	5,147.1
Security for reinsurance and other	1,611.0	1,434.9
	7,335.2	6,582.0

Schedule of fixed income maturity profile

	December 31, 2022		December 31, 2021
	Amortized	Fair	Amortized	Fair
	cost(1)	value(1)	cost(1)	value(1)
Due in 1 year or less(2)	8,506.5	8,192.5	6,022.8	5,946.5
Due after 1 year through 3 years(2)	16,077.6	15,686.2	3,933.5	4,206.0
Due after 3 years through 5 years	4,205.8	4,116.6	2,740.7	2,744.1
Due after 5 years through 10 years	318.8	291.1	534.0	531.3
Due after 10 years	859.9	714.8	990.1	1,105.7
	29,968.6	29,001.2	14,221.1	14,533.6
Pre-tax effective interest rate		3.6%		2.7%
(1)	Includes bonds held by the holding company and Fairfax India.
(2)	Includes the company’s investments in first mortgage loans at December 31, 2022 of $2,500.7 (December 31, 2021 - $1,659.4) secured by real estate predominantly in the U.S., Europe and Canada.

Schedule of fair value hierarchy of assets and liabilities

The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2022				December 31, 2021
		Significant				Significant
		other	Significant			other	Significant
	Quoted	observable	unobservable	Total fair	Quoted	observable	unobservable	Total fair
	prices	inputs	inputs	value asset	prices	inputs	inputs	value asset
	(Level 1)	(Level 2)	(Level 3)	(liability)	(Level 1)	(Level 2)	(Level 3)	(liability)

Cash and cash equivalents(1)	6,980.8	—	—	6,980.8	12,946.4	—	—	12,946.4

Short term investments:
Canadian government	91.8	—	—	91.8	16.2	—	—	16.2
Canadian provincials	38.1	—	—	38.1	535.8	—	—	535.8
U.S. treasury	1,574.5	—	—	1,574.5	7,608.8	—	—	7,608.8
Other government	164.3	1,238.5	—	1,402.8	283.5	1,140.9	—	1,424.4
Corporate and other	—	298.0	—	298.0	—	263.9	—	263.9
	1,868.7	1,536.5	—	3,405.2	8,444.3	1,404.8	—	9,849.1
Bonds:
Canadian government	—	1,923.5	—	1,923.5	—	614.6	—	614.6
Canadian provincials	—	284.1	—	284.1	—	45.0	—	45.0
U.S. treasury	—	14,378.8	—	14,378.8	—	3,957.9	—	3,957.9
U.S. states and municipalities	—	262.7	—	262.7	—	387.2	—	387.2
Other government	—	2,700.2	—	2,700.2	—	2,655.0	—	2,655.0
Corporate and other(2)	—	5,986.6	3,465.3	9,451.9	—	4,078.1	2,795.8	6,873.9
	—	25,535.9	3,465.3	29,001.2	—	11,737.8	2,795.8	14,533.6
Preferred stocks:
Canadian	10.4	9.2	13.2	32.8	—	16.6	93.6	110.2
U.S.	—	—	233.6	233.6	—	—	40.6	40.6
Other(3)	13.2	269.2	1,800.3	2,082.7	13.5	288.0	1,967.6	2,269.1
	23.6	278.4	2,047.1	2,349.1	13.5	304.6	2,101.8	2,419.9
Common stocks:
Canadian	624.3	192.3	427.8	1,244.4	1,104.2	188.4	303.7	1,596.3
U.S.	691.0	26.1	1,087.2	1,804.3	597.9	32.0	1,155.3	1,785.2
Other	1,097.8	254.1	1,036.6	2,388.5	1,438.0	276.7	944.8	2,659.5
	2,413.1	472.5	2,551.6	5,437.2	3,140.1	497.1	2,403.8	6,041.0

Derivatives and other invested assets	—	341.8	719.5	1,061.3	0.1	175.4	1,106.2	1,281.7

Derivative obligations (note 7)	—	(151.8)	(39.2)	(191.0)	—	(88.5)	(64.4)	(152.9)

Holding company cash and investments and portfolio investments measured at fair value	11,286.2	28,013.3	8,744.3	48,043.8	24,544.4	14,031.2	8,343.2	46,918.8

	23.5%	58.3%	18.2%	100.0%	52.3%	29.9%	17.8%	100.0%

Investments in associates (note 6)(4)	4,693.8	95.3	4,463.2	9,252.3	4,188.8	106.8	3,995.6	8,291.2
(1)	Includes restricted cash and cash equivalents of $861.2 at December 31, 2022 (December 31, 2021 – $1,261.0). See note 27.
(2)	Included in Level 3 are the company’s investments in first mortgage loans at December 31, 2022 of $2,500.7 (December 31, 2021 – $1,659.4) secured by real estate predominantly in the U.S., Europe and Canada.
(3)	Primarily comprised of the company’s investment in compulsory convertible preferred shares of Go Digit Infoworks Services Limited (“Digit”),which is described in footnote (2) of the following table. The company also holds a 49.0% equity interest in Digit as described in note 6.
(4)	The fair value of investments in associates is presented separately as such investments are measured using the equity method of accounting. Also included is the fair value of Resolute Forest Products which was held for sale at December 31, 2022 as described in note 6.

Summary of changes in Level 3 financial assets measured at fair value on a recurring basis

	2022
	Private	Private				Derivatives
	placement	company	Limited	Private		and other
	debt	preferred	partnerships	equity	Common	invested
	securities	shares	and other(1)	funds(1)	shares	assets	Total
Balance - January 1	2,795.8	2,101.8	1,789.1	107.7	507.0	1,041.8	8,343.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings(2)	(378.8)	(247.4)	143.0	(1.4)	61.9	(95.8)	(518.5)
Purchases(3)	1,456.0	286.4	113.1	—	102.7	67.4	2,025.6
Sales and distributions(3)	(382.4)	(88.1)	(207.0)	(4.2)	(14.3)	(303.8)	(999.8)
Transfer out of category	—	—	—	—	(2.7)	—	(2.7)
Unrealized foreign currency translation losses on foreign subsidiaries included in other comprehensive income (loss)	(25.3)	(5.6)	(14.0)	(4.6)	(24.7)	(29.3)	(103.5)
Balance - December 31	3,465.3	2,047.1	1,824.2	97.5	629.9	680.3	8,744.3

	2021
	Private	Private				Derivatives
	placement	company	Limited	Private		and other
	debt	preferred	partnerships	equity	Common	invested
	securities	shares	and other(1)	funds(1)	shares	assets	Total
Balance - January 1	1,774.2	587.4	1,766.9	110.8	239.9	697.6	5,176.8
Net realized and unrealized gains included in the consolidated statement of earnings(2)	69.1	1,489.3	450.6	2.4	53.7	297.4	2,362.5
Purchases(3)(4)(5)	1,241.5	32.0	254.3	—	216.9	115.5	1,860.2
Acquisitions of subsidiaries (note 23)	47.5	—	—	—	—	27.4	74.9
Transfer into category(6)	139.6	—	—	—	10.9	—	150.5
Sales and distributions(3)	(476.6)	(7.2)	(580.9)	(5.9)	(2.5)	(91.8)	(1,164.9)
Transfer out of category	—	—	(102.0)	—	(10.7)	—	(112.7)
Unrealized foreign currency translation gains (losses) on foreign subsidiaries included in other comprehensive income (loss)	0.5	0.3	0.2	0.4	(1.2)	(4.3)	(4.1)
Balance - December 31	2,795.8	2,101.8	1,789.1	107.7	507.0	1,041.8	8,343.2
(1)	Included in common stocks in the fair value hierarchy table presented on the previous page and in holding company cash and investments or common stocks on the consolidated balance sheets.
(2)	During June 2021, the company’s associate Go Digit Infoworks Services Private Limited (“Digit”) entered into agreements with certain third party investors for its general insurance subsidiary Go Digit Insurance Limited (“Digit Insurance”) to raise approximately $200 (14.9 billion Indian rupees) of new equity shares, valuing Digit Insurance at approximately $3.5 billion (259.5 billion Indian rupees) (the “transaction fair value”). Digit Insurance subsequently closed the majority of the $200 raise in the fourth quarter of 2021 and first half of 2022.

At December 31, 2021, the company estimated the fair value of Digit Insurance using the transaction fair value, which was supported by an internal discounted cash flow analysis, resulting in the company recording a net unrealized gain of $1,490.3 in 2021 (inclusive of foreign exchange losses) on its investment in Digit compulsory convertible preferred shares.

At December 31, 2022, the company estimated the fair value of Digit Insurance using an internal discounted cash flow analysis that continues to approximate the transaction fair value, resulting in the company recording a net unrealized loss of $167.2 in 2022, principally related to foreign exchange losses on its investment in Digit compulsory convertible preferred shares. The company also holds a 49.0% equity accounted interest in Digit as described in note 6.

(3)	Private placement debt securities include net purchases of first mortgage loans of $870.2 (2021 - $826.9).
(4)	Common shares include non-voting shares of the RiverStone Barbados holding company as described in note 23.
(5)	Derivatives and other invested assets include a monthly royalty on future revenues of Toys “R” Us Canada as described in note 23.
(6)	Private placement debt securities include Mosaic Capital 25-year debentures as described in note 23.

Disclosure of significant unobservable inputs used in fair value measurement of assets

The table below presents the valuation techniques and unobservable inputs used to estimate fair values for the company’s significant Level 3 financial assets at December 31, 2022:

						Effect on fair
						value if input
	Carrying			Input range used		value is
Asset class	value	Valuation technique	Significant unobservable input	Low	High	increased(a)
Bonds(b):
Private placement debt securities(1)	834.2	Discounted cash flow	Credit spread	2.8%	12.7%	Decrease
Mortgage loans(2)	2,500.7	Market approach	Recent transaction price	N/A	N/A	Increase
		Discounted cash flow	Credit spread	2.1%	6.4%	Decrease
Other	130.4	Various	Various	N/A	N/A	N/A
	3,465.3

Preferred stocks(c):
Private company preferred shares(3)	1,798.3	Discounted cash flow	Discount rate	10.9%	10.9%	Decrease
			Long term growth rate	6.3%	6.3%	Increase
Private placement preferred shares	156.7	Discounted cash flow	Credit spread	5.8%	5.8%	Decrease
Other	92.1	Various	Various	N/A	N/A	N/A
	2,047.1

Common stocks(d):
Limited partnerships and other(4)	1,824.2	Net asset value	Net asset value	N/A	N/A	Increase
Common shares	261.6	Market approach	Recent transaction price	N/A	N/A	Increase
Other	465.8	Various	Various	N/A	N/A	N/A
	2,551.6

Derivatives and other invested assets(e):
Investment property(5)	437.3	Income capitalization	Terminal capitalization rate	6.0%	8.0%	Decrease
			Discount rate	6.9%	9.3%	Decrease
			Market rent growth rate	2.6%	3.0%	Increase
	66.0	Sales comparison	Price per acre (Cdn$ thousands)	30.0	150.0	Increase
Other	177.0	Various	Various	N/A	N/A	N/A
	680.3

Total	8,744.3
(a)	Decreasing the input value would have the opposite effect on the estimated fair value.
(b)	Included in holding company cash and investments or bonds on the consolidated balance sheet.
(c)	Included in preferred stocks on the consolidated balance sheet.
(d)	Included in holding company cash and investments or common stocks on the consolidated balance sheet.
(e)	Included in holding company cash and investments or derivatives and other invested assets, net of derivative obligations, on the consolidated balance sheet.
(1)	At December 31, 2022 these private placement debt securities were valued using industry accepted discounted cash flow models that incorporated unobservable credit spreads of the issuers, and consisted of 10 investments, the largest being $285.0 (software and services) (December 31, 2021 - 12 investments, the largest being $535.1 (software and services)). By increasing (decreasing) the credit spreads applied at December 31, 2022 by 100 basis points, the fair value of this asset class would collectively decrease by $23.2 (increase by $24.5).
(2)	At December 31, 2022 these mortgage loans consisted of 50 investments, the largest being $250.0 (December 31, 2021 – 36 investments, the largest being $149.4). By increasing (decreasing) the credit spreads applied at December 31, 2022 by 100 basis points, the fair value of this asset class would not change significantly primarily due to the short term nature of these instruments.
(3)	These private company preferred shares relate to the company’s investment in Digit compulsory convertible preferred shares which were valued using an industry accepted discounted cash flow model that incorporated an unobservable discount rate and long term growth rate. By increasing (decreasing) the discount rate applied at December 31, 2022 by 1.0%, the fair value of the preferred shares would decrease by $308.2 (increase by $591.8); by increasing (decreasing) the long term growth rate applied at December 31, 2022 by 0.5%, the fair value of the preferred shares would increase by $175.8 (decrease by $141.7).
(4)	Limited partnerships and other are investment funds managed by third party fund managers and general partners that invest in a diverse range of industries and geographies. These investment funds were valued primarily using net asset value statements provided by those third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 if they require at least three months’ notice to liquidate or redeem. At December 31, 2022 limited partnerships and other consisted of 45 investments, the three largest being $374.8 (oil and gas extraction), $189.5 (industrials) and $176.1 (industrials) (December 31, 2021 - 47 investments, the three largest being $258.2 (industrials), $252.1 (oil and gas extraction) and $192.0 (primarily household appliance manufacturing)). By increasing (decreasing) net asset values at December 31, 2022 by 10%, the fair value of limited partnerships and other would collectively increase (decrease) by $182.4.
(5)	These investment property were primarily valued by third party appraisers using an industry accepted income capitalization approach that incorporated unobservable capitalization rates, discount rates and market rent growth rates. Certain investment property were valued using an industry accepted direct sales comparison approach that incorporated unobservable recent sale prices per acre for comparable properties in similar locations.

Disclosure of investment income

An analysis of investment income for the years ended December 31 follows:

Interest and dividends and share of profit of associates

	2022	2021
Interest income:
Cash and short term investments	101.5	26.8
Bonds	753.1	488.5
Derivatives and other invested assets	18.9	53.1
	873.5	568.4
Dividends:
Preferred stocks	39.7	14.1
Common stocks	100.7	94.1
	140.4	108.2
Investment expenses	(52.1)	(35.8)
Interest and dividends	961.8	640.8

Share of profit of associates (note 6)	1,014.7	402.0

Schedule of gains (losses) on investment

Net gains (losses) on investments

	2022					2021
			Net change in		Net gains			Net change in		Net gains
	Net realized		unrealized		(losses) on	Net realized		unrealized		(losses) on
	gains (losses)		gains (losses)		investments	gains (losses)		gains (losses)		investments
Common stocks	364.5	(1)	(607.2)	(1)	(242.7)	483.4		850.0		1,333.4
Preferred stocks - convertible	1.4		(5.8)		(4.4)	0.7		2.1		2.8
Bonds - convertible	10.2		(247.2)		(237.0)	0.2		101.1		101.3
Other equity derivatives(2)(3)	331.7	(4)	(140.9)	(4)	190.8	461.5		170.1		631.6
Disposition of non-insurance associates	45.1		—		45.1	52.7	(5)	—		52.7
Deconsolidation of non-insurance subsidiaries	4.4		—		4.4	190.3	(6)	—		190.3
Long equity exposures and financial effects	757.3		(1,001.1)		(243.8)	1,188.8		1,123.3		2,312.1
Bonds	(183.6)		(1,064.9)		(1,248.5)	338.0	(7)	(624.6)	(7)	(286.6)
U.S. treasury bond forward contracts	163.0		(0.6)		162.4	26.0		(0.3)		25.7
Total bonds	(20.6)		(1,065.5)		(1,086.1)	364.0		(624.9)		(260.9)
Preferred stocks	12.9		(101.1)		(88.2)	1.5		1,507.4	(8)	1,508.9
Other derivative contracts	(62.0)		86.6		24.6	(157.2)		181.3		24.1
Foreign currency(9)	105.8		(410.1)		(304.3)	(64.5)		(28.6)		(93.1)
Other	(36.3)		0.2		(36.1)	130.4		(176.4)		(46.0)
Net gains (losses) on investments	757.1		(2,491.0)		(1,733.9)	1,463.0		1,982.1		3,445.1
(1)	On August 31, 2022 Stelco. repurchased 5.1 million of its outstanding common shares under its substantial issuer bid which resulted in the loss of a certain right held by another investor and the company’s ownership interest in Stelco increasing to 20.5%. Accordingly, the company commenced applying the equity method of accounting to its interest in Stelco at that date, resulting in unrealized gains of $151.9 being reclassified to realized with a net impact of nil in the consolidated statement of earnings, as described in note 6.
(2)	Other equity derivatives include long equity total return swaps, equity warrants and options and the Asset Value Loan Notes (“AVLNs”) entered with RiverStone Barbados as described in note 23. Net change in unrealized gains (losses) in 2022 included $100.6 in unrealized gains (2021 - $91.8) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares, with the fair value of $196.3 at December 31, 2022 (December 31, 2021 - $95.7) recorded in holding company cash and investments, as described in note 7.
(3)	Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are generally required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement. Net realized gains (losses) in 2022 included $154.8 in realized gains (2021 - $130.9) on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares, which represented cash-settlement amounts recorded in holding company cash and investments.
(4)	On April 6, 2022 the company acquired 25.0 million Atlas common shares by exercising its Atlas equity warrants with a strike price of $8.05 per share for aggregate cash consideration of $201.3 and recognized a net loss on investment of $37.2 (realized gains of $58.6, of which $95.8 was recorded as unrealized gains in prior years) on derecognition of the equity warrants as described in note 6.
(5)	During 2021 the company sold a portion of its investment in IIFL Finance for cash proceeds of $113.7 (8.6 billion Indian rupees) and recorded a net realized gain of $42.0 in the consolidated statement of earnings as described in note 6.
(6)	Principally comprised of the sale of Toys “R” Us Canada and Fairfax India’s sale of Privi during 2021.
(7)	Includes the derecognition of Seaspan Corporation debentures that were exchanged for Atlas Corp. preferred shares and Seaspan Corporation debentures that were redeemed as described in note 6.
(8)	Includes net unrealized gains of $1,490.3 (inclusive of foreign exchange losses) on Digit compulsory convertible preferred shares during 2021 described earlier in this note.
(9)	Foreign currency net losses on investing activities during 2022 primarily related to the strengthening of the U.S. dollar relative to the company’s investments denominated in the Indian rupee, Canadian dollar, Egyptian pound, Sri Lankan rupee and British pound, partially offset by foreign currency net gains on U.S. dollar denominated investments held by subsidiaries with a Canadian dollar or British pound functional currency as the U.S. dollar strengthened relative to those currencies. Foreign currency net losses on investing activities during 2021 primarily related to euro and Indian rupee denominated investments held by subsidiaries with a U.S. dollar functional currency as the U.S. dollar strengthened relative to those currencies.